Earnings per share (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [abstract]
Net earnings attributable to common shareholders - basic	$ 2,785	$ 2,866
Dividends declared per common share (in dollars) (CAD Per Share)	$ 3.02	$ 2.87
Weighted average number of common shares outstanding (in millions)
Average number of common shares outstanding - basic (millions) (in shares)	898,600,000	894,300,000
Assumed exercise of stock options (in shares)	300,000	600,000
Weighted average number of common shares outstanding - diluted (in millions) (in shares)	898,900,000	894,900,000
Shares excluded from calculation of earnings per share (in shares)	12,252,594	3,031,125